American Century Investments®
Quarterly Portfolio Holdings
American Century® Multisector Income ETF (MUSI)
May 31, 2022

American Century Multisector Income ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 43.0%
Aerospace and Defense — 0.3%
TransDigm, Inc., 4.625%, 1/15/29	355,000	318,891
Airlines — 1.5%
American Airlines, Inc., 11.75%, 7/15/25(1)	490,000	556,885
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	425,000	420,877
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(1)	455,000	454,184
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	402,550	390,390
		1,822,336
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	260,000	259,106
General Motors Financial Co., Inc., 3.80%, 4/7/25	435,000	434,880
		693,986
Banks — 2.0%
HSBC Holdings PLC, VRN, 4.76%, 6/9/28(2)	456,000	457,322
Intesa Sanpaolo SpA, VRN, 4.20%, 6/1/32(1)	225,000	184,533
JPMorgan Chase & Co., VRN, 4.08%, 4/26/26	78,000	78,574
JPMorgan Chase & Co., VRN, 4.59%, 4/26/33	66,000	67,857
Nordea Bank Abp, 3.60%, 6/6/25(1)(2)	203,000	203,183
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	350,000	304,230
Swedbank AB, 3.36%, 4/4/25(1)	200,000	199,293
UniCredit SpA, VRN, 3.13%, 6/3/32(1)	650,000	536,765
UniCredit SpA, VRN, 5.86%, 6/19/32(1)	335,000	319,851
		2,351,608
Building Products — 0.7%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	610,000	573,437
Standard Industries, Inc., 4.375%, 7/15/30(1)	355,000	320,388
		893,825
Capital Markets — 6.2%
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	288,000	255,192
Blackstone Private Credit Fund, 4.70%, 3/24/25(1)	325,000	317,042
Blue Owl Finance LLC, 4.125%, 10/7/51(1)	116,000	79,557
Coinbase Global, Inc., 3.375%, 10/1/28(1)(3)	201,000	147,332
Deutsche Bank AG, VRN, 4.30%, 5/24/28	300,000	289,491
Deutsche Bank AG, VRN, 4.875%, 12/1/32	625,000	571,511
FS KKR Capital Corp., 4.25%, 2/14/25(1)	771,000	741,554
FS KKR Capital Corp., 3.125%, 10/12/28	228,000	195,215
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	972,000	887,156
Hercules Capital, Inc., 2.625%, 9/16/26(3)	333,000	298,767
Hercules Capital, Inc., 3.375%, 1/20/27	43,000	39,062
Intercontinental Exchange, Inc., 4.35%, 6/15/29	49,000	49,569
Main Street Capital Corp., 3.00%, 7/14/26	77,000	69,835
Morgan Stanley, VRN, 2.63%, 2/18/26	255,000	247,129
Morgan Stanley, VRN, 2.48%, 9/16/36	217,000	175,218
Owl Rock Capital Corp., 3.40%, 7/15/26	1,253,000	1,156,563
Owl Rock Capital Corp., 2.625%, 1/15/27	100,000	87,391
Owl Rock Core Income Corp., 4.70%, 2/8/27(1)	10,000	9,402
Owl Rock Technology Finance Corp., 4.75%, 12/15/25(1)	86,000	83,388
Owl Rock Technology Finance Corp., 2.50%, 1/15/27	388,000	338,398
Prospect Capital Corp., 3.71%, 1/22/26	564,000	519,017

State Street Corp., VRN, 4.42%, 5/13/33	75,000	76,355
UBS Group AG, VRN, 4.49%, 5/12/26(1)	769,000	777,237
		7,411,381
Chemicals — 0.7%
Braskem Idesa SAPI, 6.99%, 2/20/32(1)	200,000	176,942
Diamond BC BV, 4.625%, 10/1/29(1)	315,000	268,334
Tronox, Inc., 4.625%, 3/15/29(1)	425,000	390,456
		835,732
Construction and Engineering — 0.4%
IHS Netherlands Holdco BV, 8.00%, 9/18/27	550,000	535,178
Consumer Finance — 1.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	410,000	360,010
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	194,000	160,081
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(1)	64,000	55,333
Avolon Holdings Funding Ltd., 2.75%, 2/21/28(1)	169,000	146,140
Capital One Financial Corp., VRN, 4.93%, 5/10/28	42,000	42,697
Castlelake Aviation Finance DAC, 5.00%, 4/15/27(1)(3)	430,000	371,247
Navient Corp., 5.50%, 1/25/23	329,000	330,306
OneMain Finance Corp., 6.125%, 3/15/24	245,000	247,785
SLM Corp., 3.125%, 11/2/26	341,000	317,161
		2,030,760
Containers and Packaging — 0.3%
Sealed Air Corp., 5.00%, 4/15/29(1)	390,000	387,855
Diversified Financial Services — 0.7%
Antares Holdings LP, 6.00%, 8/15/23(1)	440,000	447,617
Block Financial LLC, 3.875%, 8/15/30	327,000	303,847
Corebridge Financial, Inc., 3.85%, 4/5/29(1)	67,000	64,346
		815,810
Diversified Telecommunication Services — 1.0%
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	635,000	572,806
Telecom Italia SpA, 5.30%, 5/30/24(1)	570,000	579,043
		1,151,849
Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	445,000	383,201
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	771,850	592,113
		975,314
Energy Equipment and Services — 0.3%
Weatherford International Ltd., 8.625%, 4/30/30(1)	380,000	363,964
Entertainment — 0.8%
Magallanes, Inc., 3.76%, 3/15/27(1)	150,000	145,769
Magallanes, Inc., 5.14%, 3/15/52(1)	327,000	293,091
Netflix, Inc., 4.875%, 4/15/28	5,000	4,963
Netflix, Inc., 5.875%, 11/15/28	315,000	327,027
Take-Two Interactive Software, Inc., 4.00%, 4/14/32	221,000	212,380
		983,230
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/23	450,000	451,716
EPR Properties, 4.75%, 12/15/26	208,000	203,811
EPR Properties, 4.95%, 4/15/28	244,000	233,897
EPR Properties, 3.60%, 11/15/31	54,000	45,466
IIP Operating Partnership LP, 5.50%, 5/25/26	785,000	757,513
National Retail Properties, Inc., 4.30%, 10/15/28	595,000	592,739
Service Properties Trust, 5.00%, 8/15/22	515,000	514,400
Tanger Properties LP, 2.75%, 9/1/31	692,000	563,570
VICI Properties LP, 4.375%, 5/15/25	385,000	383,762

VICI Properties LP / VICI Note Co., Inc., 3.875%, 2/15/29(1)	600,000	540,156
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	335,000	307,771
		4,594,801
Food and Staples Retailing — 0.4%
United Natural Foods, Inc., 6.75%, 10/15/28(1)	525,000	508,250
Food Products — 0.1%
US Foods, Inc., 4.75%, 2/15/29(1)	90,000	84,591
Health Care Equipment and Supplies — 0.2%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	285,000	257,654
Health Care Providers and Services — 1.0%
Centene Corp., 3.375%, 2/15/30	390,000	358,445
Owens & Minor, Inc., 6.625%, 4/1/30(1)	320,000	317,002
Tenet Healthcare Corp., 6.125%, 10/1/28(1)	542,000	530,022
		1,205,469
Health Care Technology — 0.2%
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc., 5.75%, 3/1/25(1)	291,000	289,730
Hotels, Restaurants and Leisure — 2.2%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(3)	275,000	235,122
Carnival Corp., 5.75%, 3/1/27(1)	375,000	333,364
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	390,000	383,060
Penn National Gaming, Inc., 4.125%, 7/1/29(1)	745,000	611,343
Scientific Games International, Inc., 7.25%, 11/15/29(1)	470,000	467,838
Studio City Finance Ltd., 5.00%, 1/15/29(1)	300,000	192,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	415,000	382,580
		2,605,307
Household Durables — 0.2%
Safehold Operating Partnership LP, 2.85%, 1/15/32	307,000	254,750
Insurance — 0.4%
Sammons Financial Group, Inc., 4.75%, 4/8/32(1)	92,000	87,110
SBL Holdings, Inc., VRN, 6.50%, 11/13/26(1)	413,000	350,798
		437,908
Internet and Direct Marketing Retail — 0.3%
B2W Digital Lux Sarl, 4.375%, 12/20/30(1)	200,000	161,721
Prosus NV, 3.68%, 1/21/30(1)	200,000	166,828
		328,549
Machinery — 0.4%
GrafTech Finance, Inc., 4.625%, 12/15/28(1)	470,000	431,065
Media — 2.9%
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	375,000	354,274
DISH DBS Corp., 5.00%, 3/15/23	270,000	265,085
DISH DBS Corp., 5.25%, 12/1/26(1)	565,000	479,077
iHeartCommunications, Inc., 8.375%, 5/1/27	265,000	249,034
Paramount Global, VRN, 6.25%, 2/28/57	450,000	424,024
Paramount Global, VRN, 6.375%, 3/30/62	435,000	414,240
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	746,000	636,054
VTR Finance NV, 6.375%, 7/15/28(1)	800,000	674,212
		3,496,000
Metals and Mining — 3.1%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	445,000	424,666
Allegheny Technologies, Inc., 4.875%, 10/1/29	315,000	284,281
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(3)	555,000	516,974
CSN Inova Ventures, 6.75%, 1/28/28(1)(3)	800,000	785,428
GUSAP III LP, 4.25%, 1/21/30(1)	250,000	240,766
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	405,000	412,280
Novelis Corp., 4.75%, 1/30/30(1)	430,000	408,584

United States Steel Corp., 6.875%, 3/1/29(3)	705,000	706,484
		3,779,463
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	334,000	320,451
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	530,000	478,092
Starwood Property Trust, Inc., 4.375%, 1/15/27(1)	409,000	386,495
		1,185,038
Multi-Utilities — 0.4%
Sempra Energy, VRN, 4.125%, 4/1/52	550,000	479,992
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)	95,000	86,861
Oil, Gas and Consumable Fuels — 5.4%
Antero Resources Corp., 5.375%, 3/1/30(1)(3)	585,000	594,661
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	425,000	430,051
Comstock Resources, Inc., 5.875%, 1/15/30(1)	580,000	554,497
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)	585,000	577,669
EQM Midstream Partners LP, 7.50%, 6/1/27(1)(2)	400,000	403,520
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	724,000
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	240,000	240,160
MEG Energy Corp., 5.875%, 2/1/29(1)	655,000	654,869
Occidental Petroleum Corp., 6.375%, 9/1/28	520,000	563,027
Occidental Petroleum Corp., 6.125%, 1/1/31	384,000	417,120
Petroleos Mexicanos, 6.875%, 8/4/26	545,000	539,978
Petroleos Mexicanos, 6.70%, 2/16/32	85,000	73,587
Southwestern Energy Co., 5.375%, 3/15/30	675,000	684,231
		6,457,370
Pharmaceuticals — 0.3%
Bausch Health Cos., Inc., 5.25%, 1/30/30(1)	625,000	366,753
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.00%, 4/15/29(1)	218,000	208,124
Qorvo, Inc., 4.375%, 10/15/29	301,000	282,809
		490,933
Software†
Workday, Inc., 3.70%, 4/1/29	44,000	42,287
Technology Hardware, Storage and Peripherals — 0.7%
Condor Merger Sub, Inc., 7.375%, 2/15/30(1)(3)	580,000	508,811
HP, Inc., 4.20%, 4/15/32	331,000	308,793
		817,604
Thrifts and Mortgage Finance — 0.3%
Freedom Mortgage Corp., 8.25%, 4/15/25(1)	257,000	238,526
Rocket Mortgage LLC / Rocket Mortgage Co- Issuer, Inc., 2.875%, 10/15/26(1)	190,000	170,220
		408,746
Wireless Telecommunication Services — 1.2%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	600,000	486,366
Sprint Corp., 7.125%, 6/15/24	300,000	319,113
Sprint Corp., 7.625%, 2/15/25	645,000	698,819
		1,504,298
TOTAL CORPORATE BONDS (Cost $55,936,715)		51,685,138
U.S. TREASURY SECURITIES — 16.2%
U.S. Treasury Notes, 0.125%, 5/31/23	270,000	264,624
U.S. Treasury Notes, 0.75%, 12/31/23(4)	775,000	755,564
U.S. Treasury Notes, 0.875%, 1/31/24	8,000,000	7,799,375
U.S. Treasury Notes, 1.50%, 2/29/24	900,000	885,656
U.S. Treasury Notes, 2.50%, 5/31/24	250,000	249,750

U.S. Treasury Notes, 1.00%, 12/15/24(4)		4,535,000	4,350,943
U.S. Treasury Notes, 1.125%, 1/15/25		1,105,000	1,061,750
U.S. Treasury Notes, 2.625%, 4/15/25		4,200,000	4,189,172
TOTAL U.S. TREASURY SECURITIES (Cost $19,878,547)			19,556,834
ASSET-BACKED SECURITIES — 12.7%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	357,532
American Tower Trust, Series 2013, Class 2A SEQ, 3.07%, 3/15/48(1)		275,000	273,258
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I SEQ, 4.19%, 6/5/49(1)		574,200	565,682
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		469,291	384,198
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		398,083	381,851
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		100,000	95,656
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	92,637
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A SEQ, 4.125%, 6/15/43(1)		344,845	311,138
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A SEQ, 3.47%, 1/15/46(1)		457,661	412,012
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		539,752	467,259
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(1)	CAD	450,000	338,881
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	264,548
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2 SEQ, 3.30%, 12/26/51(1)		$550,000	510,428
Diamond Issuer, Series 2021-1A, Class A SEQ, 2.31%, 11/20/51(1)		338,000	307,292
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		575,000	534,808
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II SEQ, 4.47%, 10/25/45(1)		189,000	189,618
Domino's Pizza Master Issuer LLC, Series 2018-1A, Class A2I SEQ, 4.12%, 7/25/48(1)		527,855	524,426
Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2 SEQ, 3.67%, 10/25/49(1)		474,088	439,707
EdgeConneX Data Centers Issuer LLC, Series 2022-1, Class A2 SEQ, 4.25%, 3/25/52(1)		293,755	279,461
Falcon Aerospace Ltd., Series 2019-1, Class A SEQ, 3.60%, 9/15/39(1)		409,024	351,098
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)		600,000	530,339
Flexential Issuer, Series 2021-1A, Class A2 SEQ, 3.25%, 11/27/51(1)		475,000	441,023
Lunar Aircarft Ltd., Series 2020-1A, Class A SEQ, 3.38%, 2/15/45(1)		302,875	262,712
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		365,333	329,318
MACH Cayman Ltd., Series 2019-1, Class A SEQ, 3.47%, 10/15/39(1)		295,843	270,703
MAPS Trust, Series 2021-1A, Class A SEQ, 2.52%, 6/15/46(1)		697,125	605,098
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A SEQ, 3.97%, 6/15/44(1)		443,345	408,373
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)		750,000	671,356
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)		261,000	232,088
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)		445,000	399,861
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)		200,000	174,824
Sabey Data Center Issuer LLC, Series 2021-1, Class A2 SEQ, 1.88%, 6/20/46(1)		323,000	285,937
SAPPHIRE AVIATION FINANCE II Ltd., Series 2020-1A, Class A SEQ, 3.23%, 3/15/40(1)		196,565	171,470
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(1)		197,500	172,724
ServiceMaster Funding LLC, Series 2020-1, Class A2II SEQ, 3.34%, 1/30/51(1)		411,788	359,113
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		471,350	405,896
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2 SEQ, 4.54%, 2/25/44(1)		869,782	870,439
Start Ltd., Series 2018-1, Class A SEQ, 4.09%, 5/15/43(1)		663,582	592,497
Trinity Rail Leasing LP, Series 2009-1A, Class A SEQ, 6.66%, 11/16/39(1)		192,271	194,745
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		425,000	409,523
Wingstop Funding LLC, Series 2020-1A, Class A2 SEQ, 2.84%, 12/5/50(1)		497,500	441,622
TOTAL ASSET-BACKED SECURITIES (Cost $16,558,801)			15,311,151
PREFERRED STOCKS — 5.5%
Banks — 3.0%
Banco Mercantil del Norte SA, 8.375%(1)		400,000	403,246
Banco Santander SA, 4.75%		450,000	396,809
Barclays PLC, 4.375%		475,000	400,318
BNP Paribas SA, 4.625%(1)		440,000	396,827

ING Groep NV, 3.875%(3)	570,000	457,596
JPMorgan Chase & Co., 4.60%	1,425,000	1,280,868
PNC Financial Services Group, Inc., 3.40%	375,000	314,051
		3,649,715
Capital Markets — 0.9%
Bank of New York Mellon Corp., 3.75%	565,000	492,686
Charles Schwab Corp., Series H, 4.00%	115,000	91,759
Goldman Sachs Group, Inc., 3.80%(3)	335,000	284,004
UBS Group AG, 4.875%(1)	229,000	206,747
		1,075,196
Consumer Finance — 0.3%
Discover Financial Services, 5.50%	450,000	377,100
Insurance — 0.4%
Allianz SE, 3.20%(1)	585,000	466,106
Trading Companies and Distributors — 0.9%
Air Lease Corp., 4.125%	546,000	432,705
Aircastle Ltd., 5.25%(1)	705,000	606,060
		1,038,765
TOTAL PREFERRED STOCKS (Cost $7,669,961)		6,606,882
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
Private Sponsor Collateralized Mortgage Obligations — 4.6%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	239,690	234,603
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	500,393
Arroyo Mortgage Trust, Series 2019-1, Class M1, VRN, 4.01%, 1/25/49(1)	590,000	547,352
BDS Ltd., Series 2020-FL6, Class E, VRN, 3.83%, (30-day average SOFR plus 3.36%), 9/15/35(1)	243,000	237,384
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 3.91%, (1-month LIBOR plus 2.90%), 4/25/28(1)	455,829	452,868
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class M1, VRN, 2.84%, 2/25/50(1)	400,000	362,069
Credit Suisse Mortgage Trust, Series 2021-NQM1, Class M1, VRN, 2.13%, 5/25/65(1)	624,000	553,970
Credit Suisse Mortgage Trust, Series 2021-NQM8, Class B1, VRN, 4.21%, 10/25/66(1)	300,000	231,408
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	595,048	507,061
Home RE Ltd., Series 2022-1, Class M1A, VRN, 3.125%, (30-day average SOFR plus 2.85%), 10/25/34(1)	125,000	124,612
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 2.43%, (30-day average SOFR plus 1.85%), 11/25/31(1)	650,000	644,089
Traingle Re Ltd., Series 2021-1, Class M1C, VRN, 4.41%, (1-month LIBOR plus 3.40%), 8/25/33(1)	469,614	469,627
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 2.48%, (30-day average SOFR plus 1.90%), 2/25/34(1)	250,000	247,320
Triangle Re Ltd., Series 2021-2, Class M1A, VRN, 3.06%, (1-month LIBOR plus 2.05%), 10/25/33(1)	431,381	431,135
		5,543,891
U.S. Government Agency Collateralized Mortgage Obligations — 0.8%
FHLMC, Series 2017-HRP1, Class M2, VRN, 3.46%, (1-month LIBOR plus 2.45%), 12/25/42	238,355	237,863
FHLMC, Series 2019-HRP1, Class M2, VRN, 2.41%, (1-month LIBOR plus 1.40%), 2/25/49(1)	468,728	461,197
FHLMC, Series 2022-DNA3, Class M1A, VRN, 2.58%, (30-day average SOFR plus 2.00%), 4/25/42(1)	295,357	294,505
		993,565
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,904,269)		6,537,456
COLLATERALIZED LOAN OBLIGATIONS — 5.0%
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 4.78%, (3-month LIBOR plus 3.60%), 7/25/29(1)	500,000	490,201
Ares XL CLO Ltd., Series 2016-40A, Class CRR, VRN, 3.84%, (3-month LIBOR plus 2.80%), 1/15/29(1)	350,000	325,057
CIFC Funding Ltd., Series 2016-1A, Class D2RR, VRN, 5.35%, (3-month LIBOR plus 4.25%), 10/21/31(1)	600,000	593,550
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 4.71%, (3-month LIBOR plus 3.65%), 7/20/30(1)	500,000	461,469
Deer Creek CLO Ltd., Series 2017-1A, Class D, VRN, 4.01%, (3-month LIBOR plus 2.95%), 10/20/30(1)	800,000	754,484
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 5.49%, (3-month LIBOR plus 4.35%), 1/22/28(1)	475,000	464,726
MF1 Ltd., Series 2020-FL4, Class D, VRN, 5.01%, (1-month SOFR plus 4.21%), 11/15/35(1)	378,000	373,472
Octagon Investment Partners Ltd., Series 2018-18A, Class C, VRN, 3.74%, (3-month LIBOR plus 2.70%), 4/16/31(1)	800,000	714,242

Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 3.04%, (3-month LIBOR plus 2.00%), 7/19/30(1)	300,000	287,409
Sound Point CLO Ltd., Series 2014-3RA, Class C, VRN, 3.43%, (3-month LIBOR plus 2.25%), 10/23/31(1)	500,000	475,400
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 3.14%, (3-month LIBOR plus 2.10%), 7/14/26(1)	500,000	496,174
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 4.25%, (3-month LIBOR plus 3.04%), 4/26/28(1)	250,000	249,987
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 3.46%, (3-month LIBOR plus 2.40%), 9/15/30(1)	350,000	340,525
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,261,272)		6,026,696
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.4%
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	332,300
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 2.875%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	377,248
BX Trust, Series 2021-ARIA, Class G, VRN, 4.02%, (1-month LIBOR plus 3.14%), 10/15/36(1)	314,000	293,408
BXHPP Trust, Series 2021-FILM, Class D, VRN, 2.375%, (1-month LIBOR plus 1.50%), 8/15/36(1)	300,000	280,206
BXHPP Trust, Series 2021-FILM, Class E, VRN, 2.875%, (1-month LIBOR plus 2.00%), 8/15/36(1)	250,000	229,712
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 3.03%, (1-month LIBOR plus 2.15%), 5/15/36(1)	478,000	463,846
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 3.23%, (1-month LIBOR plus 2.35%), 3/15/38(1)	237,879	221,528
Med Trust, Series 2021-MDLN, Class F, VRN, 4.875%, (1-month LIBOR plus 4.00%), 11/15/38(1)	371,450	347,974
MF1 Ltd., Series 2020-FL3, Class C, VRN, 5.40%, (1-month SOFR plus 4.61%), 7/15/35(1)	526,000	527,955
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 3.41%, (1-month SOFR plus 2.61%), 7/15/36(1)	400,000	386,306
MHP, Series 2022-MHIL, Class D, VRN, 2.39%, (1-month SOFR plus 1.61%), 1/15/27(1)	504,000	481,135
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 3.26%, (1-month LIBOR plus 2.25%), 4/25/38(1)	400,000	394,224
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 2.91%, (1-month LIBOR plus 1.90%), 7/25/36(1)	350,000	341,385
SMRT, Series 2022-MINI, Class F, VRN, 4.13%, (1-month SOFR plus 3.35%), 1/15/39(1)	596,000	565,146
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,505,797)		5,242,373
SOVEREIGN GOVERNMENTS AND AGENCIES — 2.0%
Oman — 1.0%
Oman Government International Bond, 4.75%, 6/15/26	$645,000	635,618
Oman Government International Bond, 5.625%, 1/17/28	$600,000	606,129
		1,241,747
South Africa — 0.7%
Republic of South Africa Government International Bond, 5.875%, 6/22/30	$800,000	795,008
Trinidad — 0.3%
Trinidad & Tobago Government International Bond, 4.50%, 8/4/26	$400,000	384,703
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,600,959)		2,421,458
BANK LOAN OBLIGATIONS(5) — 1.2%
Media — 0.5%
DirecTV Financing, LLC, Term Loan, 6.06%, (1-month LIBOR plus 5.00%), 8/2/27	668,500	648,863
Pharmaceuticals — 0.4%
Jazz Financing Lux S.a.r.l., USD Term Loan, 4.56%, (1-month LIBOR plus 3.50%), 5/5/28	497,494	487,750
Technology Hardware, Storage and Peripherals — 0.3%
McAfee Corp., 2022 USD Term Loan B, VRN, 4.84%, (1-month SOFR plus 4.00%), 3/1/29	355,000	338,139
TOTAL BANK LOAN OBLIGATIONS (Cost $1,523,560)		1,474,752
CONVERTIBLE BONDS — 0.5%
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Apollo Commercial Real Estate Finance, Inc., 4.75%, 8/23/22 (Cost $577,839)	575,000	576,437
SHORT-TERM INVESTMENTS — 4.8%
Money Market Funds — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,252,470	3,252,470

State Street Navigator Securities Lending Government Money Market Portfolio(6)	2,490,150	2,490,150
TOTAL SHORT-TERM INVESTMENTS (Cost $5,742,620)		5,742,620
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $129,160,340)		121,181,797
OTHER ASSETS AND LIABILITIES — (0.7)%		(851,889)
TOTAL NET ASSETS — 100.0%		$120,329,908

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	8	September 2022	$1,027,875	$(9,744)
U.S. Treasury 2-Year Notes	62	September 2022	13,088,297	(15,137)
U.S. Treasury 5-Year Notes	17	September 2022	1,920,203	(5,416)
			$16,036,375	$(30,297)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	6	September 2022	$836,625	$8,133
U.S. Treasury Ultra Bonds	2	September 2022	311,500	6,580
			$1,148,125	$14,713
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 37	Buy	(5.00)%	12/20/26	$5,695,000	$(278,289)	$73,222	$(205,067)
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $65,043,439, which represented 54.1% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,937,054. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $623,459.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,039,719, which includes securities collateral of $549,569.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	51,685,138	—
U.S. Treasury Securities	—	19,556,834	—
Asset-Backed Securities	—	15,311,151	—
Preferred Stocks	—	6,606,882	—
Collateralized Mortgage Obligations	—	6,537,456	—
Collateralized Loan Obligations	—	6,026,696	—
Commercial Mortgage-Backed Securities	—	5,242,373	—
Sovereign Governments and Agencies	—	2,421,458	—
Bank Loan Obligations	—	1,474,752	—
Convertible Bonds	—	576,437	—
Short-Term Investments	5,742,620	—	—
	5,742,620	115,439,177	—
Other Financial Instruments
Futures Contracts	14,713	—	—

Liabilities
Other Financial Instruments
Futures Contracts	30,297	—	—
Swap Agreements	—	205,067	—
	30,297	205,067	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.